Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

13.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2012	2011	2010
Voyage Expenses
Bunkers	$(2,149)	$(1,663)	$(652)
Commissions charged by third parties	10,273	11,963	12,889
Miscellaneous	150	297	155
Total	$8,274	$10,597	$12,392

Vessel Operating Expenses
Crew wages and related costs	$37,351	$31,497	$28,406
Insurance	4,747	4,369	4,181
Spares and consumable stores	14,996	12,686	12,691
Repairs and maintenance	6,609	5,903	6,257
Tonnage taxes (Note 16)	361	318	306
Other operating expenses	2,229	602	744
Total	$66,293	$55,375	$52,585